                                                            OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  February 28, 2006
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                                                     hours per response.....20.0


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number      811-2352
                                   ----------------------------

                        Hatteras Income Securities, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


  One Bank of America Plaza, NC1-002-12-01, Charlotte NC       28255
-----------------------------------------------------------------------------
        (Address of principal executive offices)            (Zip code)


                           Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
             ------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:   704-388-9174
                                                    ---------------------


Date of fiscal year end:   12/31/04
                        -------------------------

Date of reporting period:  7/1/04 - 9/30/04
                         ------------------------


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                        HATTERAS INCOME SECURITIES, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                MOODY'S      S&P         MARKET
  AMOUNT                                                                       RATINGS             VALUE
-----------------------------------------------------------------------------------------------------------
                 CORPORATE BONDS AND NOTES - 48.2%
                 AEROSPACE AND DEFENSE - 0.4%
$    7,000      Boeing Company,
                5.125% 02/15/13........................................      A3         A        $    7,227
     7,000      General Dynamics Corporation,
                4.500% 08/15/10........................................      A2         A             7,150
    32,000      Goodrich (BF) Corporation,
                7.625% 12/15/12........................................     BAA3       BBB-          37,588
    75,000      Northrop Grumman Corporation,
                7.125% 02/15/11........................................     BAA3       BBB           86,210
    45,000      Raytheon Company,
                5.375% 04/01/13........................................     BAA3       BBB-          46,787
                                                                                                 ----------
                                                                                                    184,962
                                                                                                 ----------
                 AUTOMOTIVE - 1.2%
   143,000      DaimlerChrysler NA Holdings Corporation,
                4.050% 06/04/08#.......................................      A3        BBB          144,281
   175,000      Ford Motor Company,
                7.450% 07/16/31#.......................................     BAA1       BBB-         171,593
                General Motors Acceptance Corporation:
    87,000      6.150% 04/05/07........................................      A3        BBB           91,426
    57,000      6.875% 09/15/11........................................      A3        BBB           59,794
    72,000      8.000% 11/01/31........................................      A3        BBB           74,519
    37,000      General Motors Corporation,
                8.250% 07/15/23........................................     BAA1       BBB           38,920
                                                                                                 ----------
                                                                                                    580,533
                                                                                                 ----------
                 BEVERAGES - 0.4%
    59,000      Anheuser-Busch Companies, Inc.,
                5.950% 01/15/33........................................      A1         A+           62,254
   125,000      Cadbury Schweppes plc,
                5.125% 10/01/13(Caret).................................     BAA2       BBB          126,934
                                                                                                 ----------
                                                                                                    189,188
                                                                                                 ----------
                 BROADCASTING AND CABLE - 1.7%
                Clear Channel Communications, Inc.:
    37,000      6.000% 11/01/06........................................     BAA3       BBB-          38,851
    38,000      5.000% 03/15/12........................................     BAA3       BBB-          37,491
    45,000      Comcast Cable Communications, Inc.,
                7.125% 06/15/13........................................     BAA3       BBB           50,895
                Cox Communications Inc.:
    70,000      7.750% 11/01/10........................................     BAA2       BBB           78,012
    43,000      5.500% 10/01/15........................................     BAA2       BBB           40,955
    25,000      Cox Enterprises, Inc.,
                4.375% 05/01/08(Caret).................................     BAA1       BBB           24,411
   136,000      Liberty Media Corporation,
                3.500% 09/25/06........................................     BAA3       BBB-         135,450
    40,000      Tele-Communications, Inc.,
                9.875% 06/15/22........................................     BAA3       BBB           54,430
    45,000      The Walt Disney Company, MTN,
                5.500% 12/29/06.........................................    BAA1       BBB+          47,030

                        HATTERAS INCOME SECURITIES, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                MOODY'S      S&P         MARKET
  AMOUNT                                                                       RATINGS             VALUE
-----------------------------------------------------------------------------------------------------------
                BROADCASTING AND CABLE - (CONTINUED)
$   31,000      Time Warner Entertainment, LP,
                7.250% 09/01/08........................................     BAA1       BBB+      $   34,407
                Time Warner Inc.:
    22,000      8.110% 08/15/06........................................     BAA1       BBB+          23,936
   116,000      7.625% 04/15/31#.......................................     BAA1       BBB+         133,516
    45,000      9.125% 01/15/13........................................     BAA1       BBB+          56,342
                Viacom Inc.:
    39,000      5.625% 05/01/07........................................      A3         A-           41,254
    22,000      6.625% 05/15/11........................................      A3         A-           24,429
    15,000      7.875% 07/30/30........................................      A3         A-           18,325
                                                                                                 ----------
                                                                                                    839,734
                                                                                                 ----------
                 BUILDING MATERIALS - 0.2%
    87,000      Louisiana-Pacific Corporation,
                8.500% 8/15/05.........................................     BA1        BBB-          90,697
                                                                                                 ----------
                 CHEMICALS - BASIC - 2.3%
   400,000      Hanna (MA) Company,
                6.520% 02/23/10#.......................................      B3        BB-          346,500
                Lyondell Chemical Company, Series B:
   170,000      9.875% 05/01/07#.......................................      B1         B+          179,563
   500,000      10.875% 05/01/09#......................................      B3         B-          530,000
                The Dow Chemical Company:
    25,000      6.125% 02/01/11........................................      A3         A-           27,283
    37,000      7.375% 11/01/29........................................      A3         A-           42,964
                                                                                                 ----------
                                                                                                  1,126,310
                                                                                                 ----------
                 CHEMICALS - SPECIALTY -  0.3%
                Eastman Chemical Company:
    24,000      3.250% 06/15/08........................................     BAA2       BBB           23,476
    52,000      6.300% 11/15/18........................................     BAA2       BBB           55,672
    11,000      Monsanto Company,
                4.000% 05/15/08........................................     BAA1        A-           11,087
                Praxair, Inc.:
    34,000      4.750% 07/15/07........................................      A3         A-           35,210
    51,000      6.500% 03/01/08........................................      A3         A-           55,824
                                                                                                 ----------
                                                                                                    181,269
                                                                                                 ----------
                 COMMERCIAL BANKING - 5.0%
    80,000      Amsouth Bank N.A.,
                4.850% 04/01/13........................................      A2         A-           80,442
   220,000      Bank One Corporation,
                6.000% 08/01/08#.......................................     AA3         A+          238,051
    54,000      Capital One Bank,
                5.000% 06/15/09........................................     BAA2       BBB           55,922
   135,000      Chase Manhattan Corporation,
                7.250% 06/01/07#.......................................      A1         A           149,072
                Citigroup Inc.:
    57,000      6.000% 02/21/12........................................     AA1        AA-           62,691
   246,105      5.000% 09/15/14........................................     AA2         A+          246,411

                        HATTERAS INCOME SECURITIES, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                MOODY'S      S&P         MARKET
  AMOUNT                                                                       RATINGS             VALUE
-----------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKING  - (CONTINUED)
$   38,000      City National Corporation,
                5.125% 02/15/13........................................      A3        BBB       $   38,247
   141,000      First Union National Bank,
                5.800% 12/01/08........................................     AA3         A           151,550
    82,000      Golden West Financial Corporation,
                4.750% 10/01/12........................................      A1         A+           82,704
    45,000      Key Bank N.A.,
                7.000% 02/01/11........................................      A2         A-           50,417
    88,000      Mellon Funding Corporation,
                6.700% 03/01/08........................................      A2         A            98,226
   139,000      National City Bank,
                4.625% 05/01/13........................................      A1         A           137,078
   157,000      PNC Funding Corporation,
                5.750% 08/01/06........................................      A2         A-          164,488
   101,000      Popular North America Inc., MTN, Series E,
                6.125% 10/15/06........................................      A3        BBB+         106,672
    49,000      Regions Financial Corporation,
                7.750% 09/15/24........................................      A2         A-           60,264
    30,000      SouthTrust Bank NA,
                4.750% 03/01/13........................................      A2         A-           29,935
    44,000      The Bank of New York Company, Inc., MTN, Series E,
                3.900% 09/01/07........................................     AA3         A+           44,654
   150,000      Union Planters Corporation,
                4.375% 12/01/10........................................      A1         A           150,593
    84,000      U.S. Bank NA,
                2.850% 11/15/06........................................     AA2        AA-           83,850
   130,000      U.S. Bank NA, Minnesota,
                6.375% 08/01/11........................................     AA3         A+          145,250
                Washington Mutual Inc.:
    40,000      2.400% 11/03/05 .......................................      A3         A-           39,912
   125,000      5.625% 01/15/07 .......................................      A3         A-          131,386
   134,000      4.625% 04/01/14 .......................................     BAA1       BBB+         128,092
                                                                                                 ----------
                                                                                                  2,475,907
                                                                                                 ----------
                 COMMERCIAL SERVICES - 0.8%
   270,000      Coinmach Corporation,
                9.000% 02/01/10#.......................................       B2        B-          280,125
   121,000      Waste Management, Inc.,
                7.375% 08/01/10........................................     BAA3       BBB          139,670
                                                                                                 ----------
                                                                                                    419,795
                                                                                                 ----------
                 COMPUTERS AND OFFICE EQUIPMENT - 0.5%
   128,000      Hewlett-Packard Company,
                5.750% 12/15/06#.......................................     A3          A-          135,019
                International Business Machines Corporation:
    67,000      4.875% 10/01/06........................................     A1          A+           69,552
    49,000      6.500% 01/15/28........................................     A1          A+           54,419
    13,000      5.875% 11/29/32........................................     A1          A+           13,465
                                                                                                 ----------
                                                                                                    272,455
                                                                                                 ----------

                        HATTERAS INCOME SECURITIES, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                MOODY'S      S&P         MARKET
  AMOUNT                                                                       RATINGS             VALUE
-----------------------------------------------------------------------------------------------------------
                 COMPUTER SERVICES - 0.1%
$   37,000      SunGard Data Systems Inc.,
                4.875% 01/15/14........................................     BAA2       BBB+      $   36,334
                                                                                                 ----------
                 CONSTRUCTION - 1.7%
   548,000      Atrium Companies, Inc.,
                10.500% 05/01/09#......................................     B3          B-          575,400
   204,000      Ryland Group, Inc.,
                8.000% 08/15/06........................................     BA1        BBB-         221,085
    67,000      Toll Brothers, Inc.,
                4.950% 03/15/14........................................     BAA3       BBB-          65,419
                                                                                                 ----------
                                                                                                    861,904
                                                                                                 ----------
                 CONSUMER CREDIT AND MORTGAGES - 0.9%
   143,000      American Express Company,
                4.750% 06/17/09#.......................................     A1          A+          148,412
    28,000      American Express Credit Corporation,
                5.500% 09/12/06........................................     A1          A+           29,325
    42,000      American General Finance Corporation, MTN, Series H,
                2.750% 06/15/08........................................     A1          A+           40,582
   198,000      Countrywide Home Loans, Inc., MTN, Series J,
                5.500% 08/01/06#.......................................     A3          A           206,511
                                                                                                 ----------
                                                                                                    424,830
                                                                                                 ----------
                 DEPARTMENT AND DISCOUNT STORES - 0.7%
    10,000      Kohl's Corporation,
                6.000% 01/15/33........................................     A3          A-           10,205
                Target Corporation:
    63,000      5.400% 10/01/08........................................     A2          A+           66,984
    43,000      5.375% 06/15/09........................................     A2          A+           45,811
    49,000      5.875% 03/01/12........................................     A2          A+           53,338
                Wal-Mart Stores, Inc.:
   116,000      4.375% 07/12/07........................................     AA2         AA          119,607
    53,000      4.550% 05/01/13........................................     AA2         AA           53,370
                                                                                                 ----------
                                                                                                    349,315
                                                                                                 ----------
                 DIVERSIFIED ELECTRONICS - 0.2%
   121,000      First Data Corporation,
                4.700% 08/01/13........................................     A1          A+          121,338
                                                                                                 ----------
                 DIVERSIFIED MANUFACTURING - 0.1%
    40,000      Fortune Brands, Inc.,
                2.875% 12/01/06.........................................    A2          A            39,854
                                                                                                 ----------
                 ELECTRIC POWER - NON NUCLEAR -  4.3%
   240,000      AES Corporation,
                8.500% 11/01/07#.......................................     B3          B-          246,000
    35,000      Appalachian Power Company, Series G,
                3.600% 05/15/08........................................     BAA2       BBB           34,771
 1,000,000      Calpine Corporation,
                8.750% 07/15/13(Caret)#................................     N/A         B           755,000

                        HATTERAS INCOME SECURITIES, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                MOODY'S      S&P         MARKET
  AMOUNT                                                                       RATINGS             VALUE
-----------------------------------------------------------------------------------------------------------
                ELECTRIC POWER - NON NUCLEAR -  (CONTINUED)
$  295,000      CMS Energy Corporation,
                7.000% 01/15/05#.......................................     B3          B+       $  296,638
    77,000      Consolidated Edison Company of New York,
                4.700% 06/15/09........................................     A1          A            79,849
    69,000      Consolidated Edison Company of New York, Series 2000-C,
                6.625% 12/15/05........................................     A1          A            72,220
    41,000      Dominion Resources, Inc.,
                5.000% 03/15/13........................................     BAA1       BBB+          40,946
    11,000      New York State Electric & Gas Corporation,
                5.750% 05/01/23........................................     BAA2       BBB           10,961
    14,000      Ohio Edison Company,
                4.000% 05/01/08........................................     BAA2       BB+           14,027
                Pacific Gas & Electric Company:
    21,000      4.200% 03/01/11........................................     BAA2       BBB           20,759
    30,000      6.050% 03/01/34........................................     BAA2       BBB           30,534
    99,000      Pepco Holdings, Inc.,
                3.750% 02/15/06........................................     BAA2       BBB           99,883
   138,000      Progress Energy, Inc.,
                6.050% 04/15/07........................................     BAA2       BBB-         145,998
    26,000      PSE&G Power LLC,
                5.500% 12/01/15........................................     BAA1       BBB           26,000
    35,000      Public Service Electric and Gas Company, MTN, Series C,
                4.000% 11/01/08........................................      A3         A-           35,248
   132,000      TXU Energy Company,
                7.000% 03/15/13........................................     BAA2       BBB          149,039
    47,000      Westar Energy, Inc.,
                7.875% 05/01/07........................................     BA1        BBB-          52,101
                                                                                                 ----------
                                                                                                  2,109,974
                                                                                                 ----------
                 ELECTRIC POWER - NUCLEAR - 0.8%
    93,000      American Electric Power Company, Inc.,
                5.250% 06/01/15........................................     BAA3       BBB           93,378
    67,000      CenterPoint Energy Resources Corporation, Series B,
                7.875% 04/01/13........................................     BA1        BBB           78,978
    23,000      Duquesne Light Company, Series D,
                6.700% 04/15/12........................................     BAA1        NR           25,936
    30,000      FirstEnergy Corporation, Series C,
                7.375% 11/15/31........................................     BAA3       BB+           33,693
    53,000      First Energy Corporation, Series B,
                6.450% 11/15/11........................................     BAA3       BB+           57,816
                Southern California Edison Company:
    36,000      5.000% 01/15/14........................................      A3        BBB           36,615
    24,000      6.000% 01/15/34........................................      A3        BBB           24,943
    41,000      Southern Power Company,
                6.250% 07/15/12........................................     BAA1       BBB+          44,626
                                                                                                 ----------
                                                                                                    395,985
                                                                                                 ----------
                 FINANCE - MISCELLANEOUS - 7.4%
    79,000      Associates Corporation of North America,
                6.950% 11/01/18........................................     AA1        AA-           92,203

                        HATTERAS INCOME SECURITIES, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                               MOODY'S             S&P            MARKET
 AMOUNT                                                                                         RATINGS                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              FINANCE - MISCELLANEOUS - (CONTINUED)
$   53,000    CIT Group Inc.,
              7.375% 04/02/07...................................................         A2                 A            $   58,124
              Household Finance Corporation:
    74,000    7.200% 07/15/06...................................................         A1                 A                79,313
    91,000    5.875% 02/01/09...................................................         A1                 A                98,096
    38,000    6.375% 11/27/12...................................................         A1                 A                42,106
    43,000    7.350% 11/27/32...................................................         A1                 A                51,237
              International Lease Finance Corporation:
    33,000    4.500% 05/01/08...................................................         A1                 AA-              34,078
   146,000    3.500% 04/01/09#..................................................         A1                 AA-             142,907
    84,224    Midland Funding II, Series A,
              11.750% 07/23/05#.................................................         BA3                BB-              89,186
              National Rural Utilities Cooperative Finance Corporation:
    49,000    3.250% 10/01/07...................................................         A1                 A+               48,544
    56,000    5.750% 08/28/09...................................................         A2                 A                59,986
    46,000    8.000% 03/01/32...................................................         A2                 A                59,413
 2,800,000    Dow Jones CDX HY,
              8.000% 12/29/09(Caret)............................................         B3                 N/A           2,805,250
                                                                                                                         ----------
                                                                                                                          3,660,443
                                                                                                                         ----------
               FOOD AND DRUG STORES - 0.3%
   121,000    Fred Meyer, Inc.:
              7.450% 03/01/08#..................................................        BAA2               BBB              135,148
              The Kroger Company:
    14,000    6.800% 04/01/11...................................................        BAA2               BBB               15,686
    16,000    6.750% 04/15/12...................................................        BAA2               BBB               17,893
                                                                                                                         ----------
                                                                                                                            168,727
                                                                                                                         ----------
               FOOD PRODUCTS - 1.8%
   500,000    Seminis Vegetable Seeds Inc.,
              10.250% 10/01/13..................................................         B3                 B-              557,500
   296,000    United Agri Products,
              8.250% 12/15/11(Caret)............................................         B3                 B-              319,680
                                                                                                                         ----------
                                                                                                                            877,180
                                                                                                                         ----------
               HEALTH SERVICES - 0.3%
              Wellpoint Health Networks Inc.:
   105,000    6.375% 06/15/06...................................................        BAA1                A-              110,749
    47,000    6.375% 01/15/12...................................................        BAA1                A-               51,878
                                                                                                                         ----------
                                                                                                                            162,627
                                                                                                                         ----------
               HEAVY MACHINERY - 1.1%
   209,000    AGCO Corporation,
              9.500% 05/01/08#..................................................        BA3                 BB-             225,720
   139,000    Caterpillar Financial Services Corporation,
              4.500% 06/15/09#..................................................         A2                 A               142,769
    66,000    Caterpillar Financial Services Corporation, MTN, Series F,
              2.350% 09/15/06...................................................         A2                 A                65,158
    86,000    John Deere Capital Corporation, MTN, Series D,
              3.125% 12/15/05...................................................         A3                 A-               86,361
                                                                                                                         ----------
                                                                                                                            520,008
                                                                                                                         ----------

                        HATTERAS INCOME SECURITIES, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                                               MOODY'S             S&P            MARKET
 AMOUNT                                                                                         RATINGS                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 0.1%
$   42,000    Proctor & Gamble Company,
              4.750% 06/15/07...................................................        AA3               AA-            $   43,752
                                                                                                                         ----------
               HOUSING AND FURNISHING - 0.4%
   174,000    Toll Corporation,
              8.000% 05/01/09...................................................        BA2               BB+               180,960
                                                                                                                         ----------
               INSURANCE - 0.9%
    20,000    Marsh & McLennan Companies, Inc.,
              5.875% 08/01/33...................................................         A2               A+                 19,902
              Metlife, Inc.:
    21,000    5.375% 12/15/12...................................................         A2               A                  21,774
    39,000    6.500% 12/15/32...................................................         A2               A                  41,939
    16,000    Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12...................................................         A3               A-                 17,144
    88,000    Principal Life Global,
              6.250% 02/15/12(Caret)............................................        AA2               AA                 97,153
    29,000    Progressive Corporation,
              6.250% 12/01/32...................................................         A1               A+                 30,589
   133,000    Prudential Funding LLC, MTN,
              6.600% 05/15/08 (Caret)...........................................         A2               A+                147,800
              The Hartford Financial Service Group, Inc.:
    30,000    2.375% 06/01/06...................................................         A3               A-                 29,672
    23,000    4.625% 07/15/13...................................................         A3               A-                 22,580
    25,000    Unitrin, Inc.,
              4.875% 11/01/10...................................................        BAA1              BBB+               24,822
                                                                                                                         ----------
                                                                                                                            453,375
                                                                                                                         ----------
               INTEGRATED OIL - 0.6%
              Conoco Funding Company:
    70,000    5.450% 10/15/06...................................................         A3               A-                 73,388
    96,000    6.350% 10/15/11#..................................................         A3               A-                107,062
   133,000    USX Corporation,
              6.650% 02/01/06 ..................................................        BAA1              BBB+              139,490
                                                                                                                         ----------
                                                                                                                            319,940
                                                                                                                         ----------
               INVESTMENT SERVICES - 2.6%
              Bear Stearns Companies Inc.:
    65,000    5.700% 01/15/07#..................................................         A1               A                  68,591
    10,000    4.500% 10/28/10...................................................         A1               A                  10,082
              Credit Suisse First Boston, USA Inc.:
    16,000    5.875% 08/01/06...................................................         AA3              A+                 16,819
    68,000    6.125% 11/15/11...................................................         AA3              A+                 74,085
              Goldman Sachs and Group, Inc.:
    21,000    4.125% 01/15/08...................................................         AA3              A+                 21,405
   117,000    6.600% 01/15/12...................................................         AA3              A+                130,662
    11,000    5.700% 09/01/12...................................................         AA3              A+                 11,623
   105,000    4.750% 07/15/13...................................................         AA3              A+                103,019

                        HATTERAS INCOME SECURITIES, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                               MOODY'S             S&P            MARKET
 AMOUNT                                                                                         RATINGS                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              INVESTMENT SERVICES - (CONTINUED)
              Lehman Brothers Holdings Inc.:
$  130,000    4.000% 01/22/08...................................................         A1               A              $  132,052
    76,000    7.000% 02/01/08...................................................         A1               A                  83,872
    29,000    7.875% 08/15/10...................................................         A1               A                  34,331
              Merrill Lynch & Company, Inc., MTN, Series B:
    60,000    2.070% 06/12/06 ..................................................         AA3              A+                 59,760
    54,000    3.700% 04/21/08 ..................................................         AA3              A+                 54,111
              Merrill Lynch & Company, Inc.,
   100,000    6.000% 02/17/09 ..................................................         AA3              A+                108,269
              Morgan Stanley:
   160,000    6.750% 04/15/11...................................................         AA3              A+                179,289
    96,000    6.600% 04/01/12...................................................         AA3              A+                107,049
    16,000    5.300% 03/01/13...................................................         AA3              A+                 16,399
    51,000    Salomon Smith Barney Holdings Inc.,
              6.500% 02/15/08...................................................         AA1              AA-                55,783
                                                                                                                         ----------
                                                                                                                          1,267,201
                                                                                                                         ----------
               LODGING AND RECREATION - 0.2%
   120,000    HMH Properties, Inc.,
              7.875% 08/01/08#..................................................         BA3              B+                123,450
                                                                                                                         ----------
               MEDICAL DEVICES AND SUPPLIES - 0.2%
              Bristol-Meyers Squibb Company:
    37,000    4.750% 10/01/06...................................................         A1               A+                 38,233
    36,000    5.250% 08/15/13...................................................         A1               A+                 37,287
                                                                                                                         ----------
                                                                                                                             75,520
                                                                                                                         ----------
               METALS AND MINING - 1.8%
    67,000    Alcoa Inc.,
              7.375% 08/01/10...................................................         A2               A-                 78,125
   500,000    IMCO Recycling, Inc.,
              10.375% 10/15/10#.................................................         B3               B-                550,000
   231,000    Ryerson Tull, Inc.,
              9.125% 07/15/06...................................................         BA1              B                 243,705
                                                                                                                         ----------
                                                                                                                            871,830
                                                                                                                         ----------
               NATURAL GAS DISTRIBUTION - 0.2%
    72,000    NiSource Finance Corporation,
              5.400% 07/15/14...................................................         BAA3             BBB                73,752
    34,000    Southern California Gas Company, Series H,
              5.450% 04/15/18...................................................         A1               A+                 35,088
                                                                                                                         ----------
                                                                                                                            108,840
                                                                                                                         ----------

                        HATTERAS INCOME SECURITIES, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                               MOODY'S             S&P            MARKET
 AMOUNT                                                                                         RATINGS                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               NATURAL GAS PIPELINES - 0.8%
$   70,000    Consolidated Natural Gas Company, Series B,
              5.375% 11/01/06...................................................         A3               BBB+           $   72,826
    94,000    Duke Capital LLC,
              4.370% 03/01/09...................................................        BAA3              BBB-               94,778
   147,000    Kinder Morgan Inc.,
              6.650% 03/01/05#..................................................        BAA2              BBB               149,357
    82,000    Teppco Partners, L.P.,
              7.625% 02/15/12...................................................        BAA3              BBB                95,139
                                                                                                                         ----------
                                                                                                                            412,100
                                                                                                                         ----------
               OIL REFINING AND MARKETING - 0.6%
   203,000    Evergreen Resources, Inc.,
              5.875% 03/15/12#..................................................        BA3               BB-               209,090
    58,000    Valero Energy Corporation,
              6.875% 04/15/12...................................................        BAA3              BBB                65,306
                                                                                                                         ----------
                                                                                                                            274,396
                                                                                                                         ----------
               OILFIELD SERVICES - 0.3%
    23,000    Devon Energy Corporation,
              7.950% 04/15/32#..................................................        BAA2              BBB                28,532
   113,000    XTO Energy, Inc.,
              7.500% 04/15/12...................................................        BAA3              BBB-              132,751
                                                                                                                         ----------
                                                                                                                            161,283
                                                                                                                         ----------
               PACKAGING AND CONTAINERS - 1.0%
   500,000    Constar International Inc.,
              11.000% 12/01/12#.................................................        CAA1              B                 472,500
                                                                                                                         ----------
               PAPER AND FOREST PRODUCTS - 2.3%
    46,000    Champion International Corporation,
              7.350% 11/01/25...................................................        BAA2              BBB                51,531
              International Paper Company:
    50,000    4.250% 01/15/09...................................................        BAA2              BBB                50,172
    40,000    5.850% 10/30/12...................................................        BAA2              BBB                42,260
              MeadWestvaco Corporation:
    34,000    6.850% 04/01/12...................................................        BAA2              BBB                37,874
    60,000    8.200% 01/15/30...................................................        BAA2              BBB                71,887
 1,000,000    Scotia Pacific Company LLC, Series B,
              7.110% 01/20/14...................................................        A3                NR                880,000
                                                                                                                         ----------
                                                                                                                          1,133,724
                                                                                                                         ----------

                        HATTERAS INCOME SECURITIES, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                               MOODY'S             S&P            MARKET
 AMOUNT                                                                                         RATINGS                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               PUBLISHING AND ADVERTISING - 0.5%
$   48,000    Gannett Company, Inc.,
              6.375% 04/01/12...................................................         A2               A              $   53,666
    45,000    Knight-Ridder, Inc.,
              7.125% 06/01/11...................................................         A2               A                  51,697
              News America Holdings, Inc.:
     3,000    9.250% 02/01/13...................................................        BAA3              BBB-                3,854
    93,000    8.150% 10/17/36...................................................        BAA3              BBB-              115,648
     6,000    News America, Inc.,
              6.550% 03/15/33...................................................        BAA3              BBB-                6,354
    10,000    R.R. Donnelley & Sons Company,
              4.950% 04/01/14...................................................        BAA1              A-                  9,910
                                                                                                                         ----------
                                                                                                                            241,129
                                                                                                                         ----------
               RAILROADS, TRUCKING AND SHIPPING - 0.2%
    79,000    Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11...................................................        BAA2              BBB+               88,730
                                                                                                                         ----------

               REAL ESTATE - 0.3%
              EOP Operating LP:
    64,000    7.000% 07/15/11...................................................        BAA2              BBB+               71,898
    87,000    4.750% 03/15/14...................................................        BAA2              BBB+               83,968
    11,000    ERP Operating LP,
              5.200% 04/01/13...................................................        BAA1              BBB+               11,185
                                                                                                                         ----------
                                                                                                                            167,051
                                                                                                                         ----------
               REAL ESTATE INVESTMENT TRUST (REITs)- 0.6%
   115,000    Camden Property Trust,
              5.375% 12/15/13...................................................        BAA2              BBB               116,005
    75,000    Health Care Property Investors, Inc.,
              6.450% 06/25/12...................................................        BAA2              BBB+               81,422
   113,000    Simon Property Group LP,
              3.750% 01/30/09...................................................        BAA2              BBB               111,136
                                                                                                                         ----------
                                                                                                                            308,563
                                                                                                                         ----------

                        HATTERAS INCOME SECURITIES, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                MOODY'S     S&P              MARKET
 AMOUNT                                                                      RATINGS                  VALUE
-------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES - 2.1%
              AT&T Wireless Services Inc.:
$ 26,000      8.125% 05/01/12..................................            BAA2      BBB          $    31,417
  25,000      8.750% 03/01/31..................................            BAA2      BBB               32,826
              Bellsouth Telecommunications, Inc.:
  25,000      6.375% 06/01/28..................................            AA3       A                 25,565
  79,000      5.000% 10/15/06..................................            A1        A                 81,982
              SBC Communications Inc.:
  98,000      5.750% 05/02/06..................................            A1        A                102,323
  45,000      6.250% 03/15/11..................................            A1        A                 49,364
              Sprint Capital Corporation:
  15,000      6.125% 11/15/08..................................            BAA3      BBB-              16,191
 110,000      8.375% 03/15/12..................................            BAA3      BBB-             133,225
  81,000      8.750% 03/15/32..................................            BAA3      BBB-             102,804
 150,000      Time Warner Telecommunications LLC,
              9.750% 07/15/08..................................            B3        CCC+             148,500
   7,000      Verizon Global Funding Corporation,
              7.750% 12/01/30..................................            A2        A+                 8,383
 120,000      Verizon New England Inc.,
              6.500% 09/15/11..................................            AA3       A+               132,377
 186,000      Verizon Pennsylvania Inc., Series A,
              5.650% 11/15/11..................................            AA3       A+               196,348
                                                                                                  -----------
                                                                                                    1,061,305
                                                                                                  -----------

              TOTAL CORPORATE BONDS AND NOTES
                    (Cost $23,487,864).........................                                    23,855,018
                                                                                                  -----------
               FOREIGN BONDS AND NOTES - 4.6%
               BROADCASTING AND CABLE - 0.0%+
  11,000      Rogers Cable Inc.,
              6.250% 06/15/13..................................            BA2       BBB-              10,780
                                                                                                  -----------

               BUILDING MATERIALS - 0.1%
  49,000      Hanson Overseas BV,
              6.750% 09/15/05..................................            BAA1      BBB+              50,829
                                                                                                  -----------

               CHEMICALS - SPECIALTY - 0.9%
 400,000      Methanex Corporation,
              7.750% 08/15/05#.................................            BA1       BBB-             416,000
  14,000      Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13..................................            BAA2      BBB+              14,034
                                                                                                  -----------
                                                                                                      430,034
                                                                                                  -----------

                        HATTERAS INCOME SECURITIES, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                MOODY'S     S&P              MARKET
 AMOUNT                                                                      RATINGS                  VALUE
-------------------------------------------------------------------------------------------------------------
               COMMERCIAL BANKING - 0.1%
$ 74,000      Scotland International Finance BV,
              4.250% 05/23/13(Caret)...........................            AA3       AA-           $   70,950
                                                                                                   ----------

               ELECTRIC POWER - NON NUCLEAR -  0.1%
  37,000      TransAlta Corporation,
              5.750% 12/15/13..................................            BAA2      BBB-              38,009
                                                                                                   ----------

               FOOD PRODUCTS - 0.4%
 156,000      Unilever Capital Corporation,
              7.125% 11/01/10..................................            A1        A+               180,634
                                                                                                   ----------

               INTEGRATED OIL - 0.6%
  85,000      BP Capital Markets plc,
              2.750% 12/29/06..................................            AA1       AA+               84,714
              PEMEX Project Funding Master Trust:
  43,000      7.375% 12/15/14..................................            BAA1      BBB-              46,870
 120,000      8.625% 02/01/22#.................................            BAA1      BBB-             136,440
  23,000      Suncor Energy, Inc.,
              5.950% 12/01/34..................................            A3        A-                23,650
                                                                                                   ----------
                                                                                                      291,674
                                                                                                   ----------

               METALS AND MINING - 0.4%
              Alcan Inc.:
  30,000      6.450% 03/15/11..................................            BAA1      A-                33,593
  28,000      7.250% 03/15/31..................................            BAA1      A-                33,326
  32,000      BHP Finance USA Ltd.,
              4.800% 04/15/13..................................            A2        A+                32,398
  46,000      Codelco Inc.,
              5.500% 10/15/13(Caret)...........................            A2        A                 47,895
  24,000      Placer Dome, Inc.,
              6.450% 10/15/35..................................            BAA2      BBB+              25,263
  31,000      Rio Tinto Finance USA Ltd.,
              2.625% 09/30/08..................................            AA3       A+                29,786
                                                                                                   ----------
                                                                                                      202,261
                                                                                                   ----------

               PUBLISHING AND ADVERTISING - 0.1%
  68,000      Thomson Corporation,
              5.250% 08/15/13..................................            A3        A-                70,238
                                                                                                   ----------

               RAILROADS, TRUCKING AND SHIPPING - 0.2%
  67,000      Canadian National Railway Company,
              6.900% 07/15/28..................................            BAA1      BBB+              75,768
                                                                                                   ----------

                       HATTERAS INCOME SECURITIES, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                MOODY'S     S&P             MARKET
 AMOUNT                                                                      RATINGS                 VALUE
-------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES - 1.7%
              British Telecommunications plc:
$   34,000    8.125% 12/15/10..........................................    BAA1      A-           $    40,999
    16,000    8.625% 12/15/30..........................................    BAA1      A-                21,019
              Deutsche Telekom International Finance BV:
   139,000    5.250% 07/22/13#.........................................    BAA2      BBB+             142,243
    77,000    8.750% 06/15/30..........................................    BAA2      BBB+              99,529
    67,000    France Telecom SA,
              8.500% 03/01/31..........................................    BAA2      BBB+              88,832
              Telecom Italia Capital:
   115,000    5.250% 11/15/13(Caret)...................................    BAA2      BBB+             117,170
    63,000    6.375% 11/15/33(Caret)...................................    BAA2      BBB+              65,070
    77,000    Telefonos de Mexico SA de CV,
              4.500% 11/19/08..........................................    A3        BBB-              77,226
   160,000    Telus Corporation,
              7.500% 06/01/07..........................................    BAA3      BBB              175,449
                                                                                                  -----------
                                                                                                      827,537
                                                                                                  -----------
              TOTAL FOREIGN BONDS AND NOTES
                   (Cost $2,198,147)...................................                             2,248,714
                                                                                                  -----------

               MORTGAGE-BACKED SECURITIES - 6.5%
              COMMERCIAL MORTGAGE BACKED OBLIGATIONS (CMO)
              CERTIFICATES - 1.6%
   244,000    Bear Stearns Commercial Mortgage Securitization,
              Series 2003-T12, Class A4,
              4.680% 08/13/39#.........................................                               244,550
   532,000    Morgan Stanley Capital I,
              Series 2003-IQ6, Class A4,
              4.970% 12/15/41#.........................................                               540,664
                                                                                                  -----------
                                                                                                      785,214
                                                                                                  -----------

              FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES - 1.0%
     6,255    9.250% 08/01/08..........................................                                 6,760
   469,112    6.500% 11/01/32#.........................................                               492,619
                                                                                                  -----------
                                                                                                      499,379
                                                                                                  -----------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
               CERTIFICATES - 3.2%
    63,488    9.250% 09/01/10..........................................                                71,423
   220,577    6.000% 09/01/16..........................................                               231,370
 1,176,968    6.500% 01/01/33#.........................................                             1,235,588
    54,473    6.500% 05/01/33..........................................                                57,186
                                                                                                  -----------
                                                                                                    1,595,567
                                                                                                  -----------

               FINANCE - MISCELLANEOUS - 0.5%
   236,000    Qwest Bank Loan Tranche Loan Participation Agreement,
              6.500% 06/30/07..........................................                               244,850
                                                                                                  -----------

                       HATTERAS INCOME SECURITIES, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                MOODY'S     S&P             MARKET
 AMOUNT                                                                      RATINGS                 VALUE
-------------------------------------------------------------------------------------------------------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
               CERTIFICATES  - 0.2%
$    4,290    9.500% 07/15/09..................................                                   $     4,854
    92,140    8.000% 09/15/24..................................                                       100,561
                                                                                                  -----------
                                                                                                      105,415
                                                                                                  -----------

              TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $3,171,849)..............................                                     3,230,425
                                                                                                  -----------

               SOVEREIGN GOVERNMENT BONDS AND NOTES - 2.8%
    88,000    Hellenic Republic,
              6.950% 03/04/08..................................            A1        A+                98,343
   123,000    Province of Quebec,
              7.500% 09/15/29..................................            A1        A+               159,363
    81,000    Region of Lombardy,
              5.804% 10/25/32..................................            AA1       AA-               85,444
    30,000    Republic of Chile,
              5.500% 01/15/13..................................            BAA1      A                 31,260
    86,000    Republic of China,
              4.750% 10/29/13..................................            A2        BBB+              85,503
              Republic of Italy:
    77,000    2.750% 12/15/06..................................            NR        AA                76,931
   152,000    6.000% 02/22/11..................................            AA2       NR               167,435
    64,000    6.875% 09/27/23..................................            AA2       AA-               75,791
    36,000    Republic of Korea,
              8.875% 04/15/08..................................            A3        A-                42,210
   122,000    Republic of Poland,
              5.250% 01/15/14..................................            A2        BBB+             126,148
    62,000    Republic of South Africa,
              6.500% 06/02/14..................................            BAA2      BBB               66,185
              United Mexican States:
   145,000    8.375% 01/14/11..................................            BAA2      BBB-             170,013
    64,000    6.375% 01/16/13..................................            BAA2      BBB-              67,392
   138,000    7.500% 04/08/33..................................            BAA2      BBB-             145,038
              TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
                (Cost $1,321,469)..............................                                     1,397,056
                                                                                                  -----------

               U.S GOVERNMENT AND AGENCY OBLIGATIONS - 55.8%

                 FEDERAL HOME LOAN BANK (FHLB) - 29.3%
 4,000,000    Discount note 10/01/04#..........................                                     3,999,829
 3,459,000    Discount note 10/01/04#..........................                                     3,458,856
 3,000,000    Discount note 10/13/04#..........................                                     2,998,126
 4,000,000    Discount note 10/19/04#..........................                                     3,996,390
                                                                                                  -----------
                                                                                                   14,453,201
                                                                                                  -----------

                       HATTERAS INCOME SECURITIES, INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                               MOODY'S     S&P            MARKET
  AMOUNT                                                                     RATINGS                VALUE
-------------------------------------------------------------------------------------------------------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 22.4%
$3,768,000    5.000% 10/15/19(a).......................................                          $  3,826,875
 1,771,000    5.500% 05/10/34(a).......................................                             1,794,244
 1,959,000    6.500% 06/08/34(a).......................................                             2,054,501
 3,460,000    5.000% 07/12/34(a).......................................                             3,423,238
                                                                                                 ------------
                                                                                                   11,098,858
                                                                                                 ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 4.1%
 2,005,000    5.500% 07/19/33(a).......................................                             2,038,834
                                                                                                 ------------

              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $27,596,164).....................................                            27,590,893
                                                                                                 ------------

               U.S TREASURY OBLIGATIONS - 7.7%

               U.S TREASURY NOTES - 4.1%
   100,000    3.125% 05/15/07..........................................                               100,843
    25,000    4.750% 05/15/14..........................................                                26,242
 1,405,000    6.250% 08/15/23..........................................                             1,640,666
   210,000    5.375% 02/15/31..........................................                               224,963
                                                                                                 ------------
                                                                                                    1,992,714
                                                                                                 ------------
               U.S TREASURY STRIPS - 3.6%
 1,750,000    Discount note 05/15/07...................................                             1,626,102
   250,000    Discount note 11/15/13...................................                               169,284
                                                                                                 ------------
                                                                                                    1,795,386
                                                                                                 ------------

              TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $3,732,985)......................................                             3,788,100
                                                                                                 ------------

   SHARES
-------------
                WARRANTS - 0.0%+
                 (Cost $0)
       301    Solutia Inc.,
              Expires 07/15/09 (b)=....................................                                     -++
                                                                                                 ------------

              TOTAL INVESTMENTS (Cost $61,508,478).....................              125.6%        62,110,206
                                                                                                 ------------
              OTHER ASSETS AND LIABILITIES (NET).......................              (25.6)%      (12,665,303)
                                                                                                 ------------

              NET ASSETS...............................................              100.0%      $ 49,444,903
                                                                                                 ============

------------------
(Caret) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

# All or a portion of security segregated as collateral for TBA.

(a) TBA - Securities purchased on a forward commitment basis.

(b) Fair valued security.

+ Amount represents less than 0.1%.

++ Amount represents less than $1.

= Non-income producing security.

Abbreviations:
MTN - Medium Term Note

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Hatteras Income Securities, Inc.
             ----------------------------------------------------

By (Signature and Title)   /s/ Keith T. Banks
                         -----------------------------------------------------
                         Keith T. Banks, President and Chief Executive Officer


Date: November 29, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Keith T. Banks
                         -----------------------------------------------------
                         Keith T. Banks, President and Chief Executive Officer

By (Signature and Title)  /s/ Gerald Murphy
                         -----------------------------------------------------
                         Gerald Murphy, Chief Financial Officer and Treasurer

Date: November 29, 2004